Employee Compensation and Benefit Plans - Schedule of Stock Options Vesting (Details)	12 Months Ended
Dec. 31, 2014
Service Condition:
Percent of Options Awarded	100.00%
Service Condition Awards [Member]
Service Condition:
Percent of Options Awarded	25.00%
Award vesting period	4 years
Vesting Period	Ratably over four years (¼ on each of the four anniversaries of the grant date)
Performance Shares [Member]
Service Condition:
Percent of Options Awarded	50.00%
Award vesting period	3 years
Vesting Period	Over three years beginning with ¼ vesting on the date that the stock price has at least doubled over the exercise price and the compounded annual gain over the exercise price is at least 20% and then ratably over three years (¼ on the next three anniversaries of the achievement of the market condition)
Extraordinary Performance-based Awards [Member]
Service Condition:
Percent of Options Awarded	25.00%
Award vesting period	3 years
Vesting Period	Over three years beginning with ¼ vesting on the date that the stock price has at least tripled over the exercise price and the compounded annual gain over the exercise price is at least 25% and then ratably over three years (¼ on the next three anniversaries of the achievement of the market condition)